MProved Systematic Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2021

	Shares	Value
SHORT TERM INVESTMENTS - 13.08%
Money Market Funds - 13.08%
First American Government Obligations Fund, Class X, 0.04% (a)	2,770,544	$2,770,544
First American Treasury Obligations Fund, Class X, 0.03% (a)	2,770,545	2,770,545
Total Short Term Investments
(Cost $5,541,089)		5,541,089

Total Investments
(Cost $5,541,089) - 13.08%		5,541,089
Other Assets In Excess Of Liabilities - 86.92% (b)		36,833,676
Total Net Assets - 100.00%		$42,374,765

(a)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(b)	The Fund has the ability to commit all or a portion of the assets as collateral for open swap contracts. The total value of such assets as of March 31, 2021 is $36,726,161.

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2021
Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount (1)	Upfront Payment	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
JP Morgan Securities	Aerojet Rocketdyne Holdings, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	59,040	$1,637,583	$-	$(324,702)
JP Morgan Securities	Alexion Pharmaceuticals, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	17,893	3,014,292	-	(82,064)
JP Morgan Securities	Athene Holding Ltd., Class A	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	51,733	2,621,912	-	(17,517)
JP Morgan Securities	CaixaBank, SA	12/2/2022	Receive	0.300% + 1 Month EURIBOR	Monthly	257	1,813,808	-	231
JP Morgan Securities	Cardtronics plc, Class A	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	41,081	4,122	-	3,551
JP Morgan Securities	Change Healthcare, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	133,263	(133,471)	-	(229,417)
JP Morgan Securities	Cineplex. Inc.	12/2/2022	Pay	0.400% + CDOR01	Monthly	8,078	2,492,357	-	(25,760)
Goldman Sachs	Cineplex, Inc.	12/10/2025	Pay	0.350% + CAONREPO	Monthly	1,606	13,258	-	(28,130)
JP Morgan Securities	CIT Group, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	3,252	3,262,437	-	88,754
JP Morgan Securities	Coca-Cola Amatil Ltd.	12/2/2022	Pay	0.500% + BBSW	Monthly	267,262	1,731,885	-	141,918
JP Morgan Securities	Coherent, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	13,209	616,156	-	537,525
JP Morgan Securities	Cooper Tire & Rubber Company	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	31,239	2,169,121	-	(38,292)
JP Morgan Securities	Dialog Semiconductor plc	12/2/2022	Receive	0.300% + 1 Month EURIBOR	Monthly	42,257	1,743,833	-	(42,783)
JP Morgan Securities	Euskaltel SA	12/2/2022	Receive	0.300% + 1 Month EURIBOR	Monthly	65,359	3,326,221	-	(1,978)
JP Morgan Securities	Five Prime Therapeutics, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	48,910	3,237,375	-	(6,004)
JP Morgan Securities	FLIR Systems, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	60,766	265,018	-	187,221
JP Morgan Securities	GenMark Diagnostics, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	86,363	1,846,670	-	(1,283)
Goldman Sachs	Grubhub, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	18,785	1,126,736	-	(173,140)
JP Morgan Securities	GW Pharmaceuticals plc	12/2/2022	Pay	0.106% + 1 Month LIBOR USD	Monthly	11,108	521,631	-	33,979
JP Morgan Securities	HMS Holdings Corporation	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	77,275	1,577,965	-	28,569
JP Morgan Securities	Inphi Corporation	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	19,197	1,328,770	-	596,398
JP Morgan Securities	Kansas City Southern	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	13,370	313,565	-	177,572
JP Morgan Securities	Magellan Health, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	11,179	3,339,583	-	(11,150)
Goldman Sachs	Magellan Health, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	15,860	1,478,403	-	(8,392)
Goldman Sachs	Maxim Integrated Products, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34,888	3,187,022	-	658,002
Goldman Sachs	MTS Systems Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,232	304,418	-	1,811
Goldman Sachs	Navistar International Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56,004	2,794	-	2,794
JP Morgan Securities	People's United Financial, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	143,845	2,589,267	-	(36,143)
JP Morgan Securities	Perspecta, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	107,349	3,373,755	-	6,022
JP Morgan Securities	PNM Resources	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	64,705	2,580,069	-	(30,308)
JP Morgan Securities	PRA Health Sciences, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	22,841	3,337,221	-	133,590
JP Morgan Securities	RSA Insurance Group plc	12/2/2022	Pay	0.300% + BP0001	Monthly	230,210	3,132,151	-	12,643
JP Morgan Securities	Shaw Communications, Inc., Class B	12/2/2022	Pay	0.400% + CDOR01	Monthly	78,929	2,020,509	-	(76,050)
JP Morgan Securities	Siltronic AG	12/2/2022	Receive	0.300% + 1 Month EURIBOR	Monthly	19,027	851,947	-	(82,555)
Goldman Sachs	Slack Technologies, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	45,917	(96,996)	-	(97,207)
JP Morgan Securities	TCF Financial Corporation	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	39,221	2,424,328	-	286,705
JP Morgan Securities	Tikkurila Oyj	12/2/2022	Receive	0.300% + 1 Month EURIBOR	Monthly	17,138	1,747,807	-	159,328
JP Morgan Securities	Tilray, Inc., Class 2	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	5,532	604,362	-	62,113
JP Morgan Securities	Varian Medical Systems, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	5,377	76,815	-	13,202
Goldman Sachs	Varian Medical Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	12,075	1,324,141	-	28,345
Goldman Sachs	Waddell & Reed Financial, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,514	2,101,434	-	(1,255)
JP Morgan Securities	Willis Towers Watson plc	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	14,761	46,810	-	46,563
JP Morgan Securities	Worldline SA	12/2/2022	Receive	0.300% + 1 Month EURIBOR	Monthly	3	3,245,302	-	7
JP Morgan Securities	Xilinx, Inc.	12/2/2022	Pay	0.350% + 1 Month LIBOR USD	Monthly	22,194	3,331,025	-	(10,539)
SHORT EQUITY SWAP CONTRACTS
JP Morgan Securities	Advanced Micro Devices, Inc.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(34,856)	(2,796,166)	-	21,167
Goldman Sachs	Analog Devices, Inc.	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20,794)	(3,224,992)	-	(691,761)
JP Morgan Securities	Aon plc, Class A	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(14,528)	(3,139,600)	-	(382,169)
JP Morgan Securities	Aphria, Inc.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(7,327)	(3,035,198)	-	(74,239)
JP Morgan Securities	Apollo Global Management, Inc.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(55,568)	(33,468)	-	26,901
JP Morgan Securities	AstraZeneca plc Sponsored ADR	12/2/2022	Receive	0.000% + 1 Month LIBOR USD	Monthly	(35,746)	(2,588,034)	-	36,398
JP Morgan Securities	Canadian Pacific Railway, Ltd.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(6,149)	(2,930,763)	-	(128,608)
JP Morgan Securities	First Citizens Bancshares, Inc., Class A	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(203)	(946,267)	-	(91,865)
JP Morgan Securities	The Goodyear Tire & Rubber Company	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(27,714)	(2,064,399)	-	641
JP Morgan Securities	Huntington Bancshares, Inc.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(116,826)	(2,679,149)	-	(304,017)
JP Morgan Securities	ICON plc	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(8,956)	(2,958,838)	-	(130,917)
JP Morgan Securities	II-VI, Inc.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(10,933)	(1,643,177)	-	(15,131)
JP Morgan Securities	Jazz Pharmaceuticals plc	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(855)	(2,832,792)	-	(4,567)
Goldman Sachs	Just Eat Takeaway NV	12/10/2025	Pay	-0.350% + EONIA	Monthly	(12,289)	(2,284,638)	-	177,756
JP Morgan Securities	M&T Bancorporation	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(16,965)	(1,751,158)	-	52,968
JP Morgan Securities	Marvell Technology Group Ltd.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(43,464)	(1,377,986)	-	(324,800)
Goldman Sachs	salesforce.com, Inc.	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,451)	(731,248)	-	37,745
JP Morgan Securities	Teledyne Technologies, Inc.	12/2/2022	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(4,220)	(1,692,492)	-	(157,394)
Goldman Sachs	Worldline SA	12/10/2025	Pay	-0.350% + ESTRON	Monthly	(3)	(139,369)	-	(27)
									$(69,745)

(1) Swaps unwound with zero units but a payable outstanding of $(95) as of March 31, 2021.
* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

BBSW - ASX Australian Bank Bill Shower Term rates 1 Month Mid
BP0001 - British Pound Sterling LIBOR Interest Rate 1 Month
CAONREPO - Canadian Overnight Repo Rate Average CORRA
CDOR01 - Canadian Bankers Acceptances 1 Month
EONIA - EMMI Euro Overnight Index Average
ESTRON - ESTR Volume Weighted Trimmed Mean Rate
EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital
Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded.
Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”)
is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of March 31, 2021:

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	$5,541,089	$-	$-	$5,541,089
Swap Contracts(1)	-	23,714	-	23,714
	$5,541,089	$23,714	$-	$5,564,803

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Swap Contracts(1)	$-	$(93,459)	$-	$(93,459)
	$-	$(93,459)	$-	$(93,459)

(1) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

During the period ended March 31, 2021, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.